Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows at March 31, 2024 and December 31, 2023, respectively:

	March 31, 2024	December 31, 2023
Accounts payable	$1,219,180	$845,275
Accrued interest payable - related parties	137,211	72,428
Accounts payable and accrued liabilities	$1,356,391	$917,703

Accounts payable and accrued liabilities were as follows at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Accounts payable	$845,275	$987,012
Accrued payroll	-	266,453
Accrued interest payable - related parties	72,428	-
Accrued interest payable	-	3,014
Accounts payable and accrued liabilities	$917,703	$1,256,479